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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2000

Check here if Amendment [ ]; Amendment Number:  ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holding entries.

Institutional Investment Manager Filing this Report:

Name:          Eden Capital Management, Inc.
Address:       2727 Allen Parkway
               Suite 1880
               Houston, Texas  77019

Form 13F File Number:  28-_____________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Adam Newar
Title:         President
Phone:         (713) 807-1760

Signature, Place and Date of Signing:

/s/ Adam Newar                 Houston, Texas              March 15, 2001
--------------                 --------------              --------------
[Signature]                    [City, State]                  [Date]

Report Type (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      None
                                        --------------------
Form 13F Information Table Entry Total: 37
                                        --------------------
Form 13F Information Table Value Total: 138,890
                                        --------------------
                                            (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

NONE.



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                           FORM 13F INFORMATION TABLE

       COLUMN 1             COLUMN 2      COLUMN 3   COLUMN 4      COLUMN 5        COLUMN 6   COLUMN 7           COLUMN 8
       --------          --------------   ---------  --------  -----------------  ----------  --------  ----------------------------
                                                      VALUE    SHRS OR  SH/PUT/   INVESTMENT   OTHER    VOTING  AUTHORITY
    NAME OF ISSUER       TITLE OF CLASS     CUSIP    (x$1000)  PRN AMT  PRN CALL  DISCRETION  MANAGERS   SOLE    SHARED      NONE
 ---------------------   --------------   ---------  --------  -------  --------  ----------  --------  ------  ---------  ---------
 AFFYMETRIX INC.          COMMON STOCK    00826T108    2,903    39,000     SH        SOLE       NONE    39,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 BOWATER INCORPORATED     COMMON STOCK    102183100    4,386    77,800     SH        SOLE       NONE    77,800      0        0
------------------------------------------------------------------------------------------------------------------------------------
 CORE LABORATORIES N.V.   COMMON STOCK    N22717107    3,969    145,300    SH        SOLE       NONE    145,300     0        0
------------------------------------------------------------------------------------------------------------------------------------
 CLEAR CHANNEL COMM INC.  COMMON STOCK    1845021AK    552      600        CALL      SOLE       NONE    600         0        0
------------------------------------------------------------------------------------------------------------------------------------
 PROVIDIAN CP             COMMON STOCK    7440611CJ    1,489    350        CALL      SOLE       NONE    350         0        0
------------------------------------------------------------------------------------------------------------------------------------
 CHARLES SCHWAB CORP.     COMMON STOCK    808513105    2,256    79,500     SH        SOLE       NONE    79,500      0        0
------------------------------------------------------------------------------------------------------------------------------------
 COSTCO WHOLESALE
 CORPORATION              COMMON STOCK    22160K105    2,864    71,700     SH        SOLE       NONE    71,700      0        0
------------------------------------------------------------------------------------------------------------------------------------
 COUNTRYWIDE CREDIT
 INDUSTRIES, INC.         COMMON STOCK    222372104    41,708   83,000     SH        SOLE       NONE    83,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 DRIL-QUIP, INC.          COMMON STOCK    262037104    2,287    66,900     SH        SOLE       NONE    66,900      0        0
------------------------------------------------------------------------------------------------------------------------------------
 EXPRESS SCRIPTS INC.     COMMON STOCK    302182100    8,715    86,300     SH        SOLE       NONE    86,300      0        0
------------------------------------------------------------------------------------------------------------------------------------
 GENE LOGIC INC.          COMMON STOCK    368689105    943      51,300     SH        SOLE       NONE    51,300      0        0
------------------------------------------------------------------------------------------------------------------------------------
 IMS HEALTH INCORPORATED  COMMON STOCK    449934108    3,135    116,100    SH        SOLE       NONE    116,100     0        0
------------------------------------------------------------------------------------------------------------------------------------
 INPUT/OUTPUT, INC.       COMMON STOCK    457652105    283      24,900     SH        SOLE       NONE    24,900      0        0
------------------------------------------------------------------------------------------------------------------------------------
 INTERNATIONAL FLAVORS
 & FRAGRANCES INC.        COMMON STOCK    459506101    2,323    113,400    SH        SOLE       NONE    113,400     0        0
------------------------------------------------------------------------------------------------------------------------------------
 INTUIT INC.              COMMON STOCK    461202103    1,571    40,300     SH        SOLE       NONE    40,300      0        0
------------------------------------------------------------------------------------------------------------------------------------
 MEAD CORP.               COMMON STOCK    582834107    2,913    88,500     SH        SOLE       NONE    88,500      0        0
------------------------------------------------------------------------------------------------------------------------------------
 NEWFIELD EXPLORATION CO. COMMON STOCK    651290108    2,609    55,000     SH        SOLE       NONE    55,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 PHARMACEUTICAL PRODUCT
 DEVELOPMENT INC.         COMMON STOCK    717124101    5,684    114,400    SH        SOLE       NONE    114,400     0        0
------------------------------------------------------------------------------------------------------------------------------------
 PROGRESSIVE CORP. OHIO   COMMON STOCK    743315103    3,109    30,000     SH        SOLE       NONE    30,000      0        0
------------------------------------------------------------------------------------------------------------------------------------

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
 PROVIDIAN FINANCIAL
 CORPORATION              COMMON STOCK    74406A102    575      10,000     SH        SOLE       NONE    10,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 PROXIM INC.              COMMON STOCK    744284100    1,505    35,000     SH        SOLE       NONE    35,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 QUINTILES TRANSNATIONAL
 CORP.                    COMMON STOCK    748767100    4,146    198,000    SH        SOLE       NONE    198,000     0        0
------------------------------------------------------------------------------------------------------------------------------------
 RADIOSHACK CORP.         COMMON STOCK    750438103    2,355    55,000     SH        SOLE       NONE    55,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 REALNETWORKS INC.        COMMON STOCK    75605L104    141      16,200     SH        SOLE       NONE    16,200      0        0
------------------------------------------------------------------------------------------------------------------------------------
 RESEARCH IN MOTION LTD.  COMMON STOCK    760975102    1,840    23,000     SH        SOLE       NONE    23,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 SEALED AIR CORPORATION   COMMON STOCK    81211K100    1,141    37,400     SH        SOLE       NONE    37,400      0        0
------------------------------------------------------------------------------------------------------------------------------------
 SEALED AIR CORPORATION   PREFERRED STOCK 81211K209    1,519    47,100     SH        SOLE       NONE    41,683.5    0        5,416.5
------------------------------------------------------------------------------------------------------------------------------------
 SILICON VALLEY
 BANCSHARES               COMMON STOCK    827064106    3,370    97,500     SH        SOLE       NONE    97,500      0        0
------------------------------------------------------------------------------------------------------------------------------------
 SYMBOL TECHNOLOGIES INC. COMMON STOCK    871508107    4,230    117,500    SH        SOLE       NONE    117,500     0        0
------------------------------------------------------------------------------------------------------------------------------------
 TEMPLE-INLAND INC.       COMMON STOCK    879868107    4,129    77,000     SH        SOLE       NONE    77,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 TIFFANY & CO.            COMMON STOCK    886547108    2,530    80,000     SH        SOLE       NONE    80,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 THE TJX COMPANIES INC.   COMMON STOCK    872540109    2,006    72,300     SH        SOLE       NONE    72,300      0        0
------------------------------------------------------------------------------------------------------------------------------------
 VARCO INTERNATIONAL
 INCORPORATED DELAWARE    COMMON STOCK    922122106    272      12,500     SH        SOLE       NONE    12,500      0        0
------------------------------------------------------------------------------------------------------------------------------------
 W.W. GRAINGER, INC.      COMMON STOCK    384802104    3,632    99,500     SH        SOLE       NONE    99,500      0        0
------------------------------------------------------------------------------------------------------------------------------------
 WATERS CORPORATION       COMMON STOCK    941848103    4,593    55,000     SH        SOLE       NONE    55,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 WILLIAMS SONOMA INC      COMMON STOCK    969904101    1,900    95,000     SH        SOLE       NONE    95,000      0        0
------------------------------------------------------------------------------------------------------------------------------------
 ZIONS BANCORPORATION     COMMON STOCK    9897071107   5,307    85,000     SH        SOLE       NONE    85,000      0        0
------------------------------------------------------------------------------------------------------------------------------------

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